Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 311	$ 7
Costs of revenues	54	1
Gross profit	257	6
Operating expenses
Sales and marketing	664	66
General and administrative	952	230
Total operating expenses	1,616	296
Operating loss	(1,359)	(290)
Financial expenses/Income, net	4	(39)
Net Loss and Total Comprehensive Loss	$ (1,355)	$ (329)
Loss per share:
Net loss per common stock, Basic	$ (0.01)	$ (0)
Net loss per common stock, Diluted	$ (0.01)	$ (0)
Weighted average number of shares of Common Stock used in calculation of net loss per common stock: Basic	57,058,283	26,139,289
Weighted average number of shares of Common Stock used in calculation of net loss per common stock: Diluted	57,058,283	26,139,289